Income Taxes (Details 1)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax benefit at the federal statutory rate	21.00%
State tax, net of federal benefit	6.60%
Permanent differences	9.50%
Change in valuation allowance	(37.10%)
Effective income tax rate	0.00%